Acquisitions / Business Combinations (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory	$ 8,895,000	$ 6,309,000	$ 5,041,000
Accrued expenses	1,946,000	1,238,000	1,426,000
Biometics [Member]
Inventory		8
Trademarks and trade name		350
Customer-related intangible		242
Distributor organization		600
Accrued expenses		(200)
Total purchase price		$ 1,000